GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 N. Water Street

Milwaukee, WI 53202

Phone (414) 273-3500   Fax (414) 273-5198

August 31, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:

Luxemburg Bancshares, Inc. Schedule 13E-3

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Luxemburg Bancshares, Inc. (the “Company”), please find Amendment No. 2 to the Company’s Schedule 13E-3 filed on June 14, 2005.  If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Patrick S. Murphy

Patrick S. Murphy

cc:

John A. Slatky

Larry D. Lieberman